ACQUISITIONS OF CONSOLIDATED ENTITIES - Schedule of Balance Sheet Impact on Significant Business Combinations (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 28, 2017	Dec. 07, 2017	Dec. 01, 2017	Oct. 16, 2017	May 10, 2017	May 09, 2017	Apr. 25, 2017	Apr. 04, 2017	Mar. 09, 2017	Dec. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Jan. 31, 2016
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	$ 1,225										$ 391
Accounts receivable and other	3,852										1,004
Inventory	704										64
Equity accounted investments	231										115
Investment properties	5,851										9,234
Property, plant and equipment	7,805										7,460
Intangible assets	8,412										1,227
Goodwill	1,157										1,286
Deferred income tax assets	77										14
Total assets	29,314										20,795
Less:
Accounts payable and other	(3,891)										(1,116)
Non-recourse borrowings	(8,565)										(5,150)
Deferred income tax liabilities	(1,867)										(1,318)
Non-controlling interests	(2,256)										(2,852)
Total liabilities	(16,579)										(10,436)
Net assets acquired	12,735										10,359
Consideration	12,557										10,332
TerraForm Power
Less:
Consideration					$ 719
TerraForm Global
Less:
Consideration		$ 757
BRK
Disclosure of detailed information about business combination [line items]
Goodwill	17
Less:
Consideration								$ 1,006
Greenergy
Disclosure of detailed information about business combination [line items]
Goodwill	92
Less:
Consideration						$ 462
NTS
Disclosure of detailed information about business combination [line items]
Goodwill	804
Less:
Consideration									$ 5,100
Manufactured housing
Less:
Consideration										$ 768
Houston Center
Less:
Consideration				$ 819
Mumbai Office Portfolio
Less:
Consideration			$ 102
Rouse
Less:
Consideration														$ 1,100
IFC Seoul
Less:
Consideration											2,100
Simply Storage
Less:
Consideration																		$ 471
City Point
Less:
Consideration											754
Student housing
Less:
Consideration																	$ 397
Isagen
Less:
Consideration												$ 605				$ 929			$ 1,900
Holtwood
Less:
Consideration																	$ 859
Rutas
Less:
Consideration															$ 127
Niska
Less:
Consideration														$ 227
Linx
Less:
Consideration													$ 145
Renewable Power
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	762										117
Accounts receivable and other	980										177
Inventory	0										15
Equity accounted investments	0										0
Investment properties	0										0
Property, plant and equipment	6,923										5,741
Intangible assets	27										0
Goodwill	0										799
Deferred income tax assets	18										0
Total assets	8,710										6,849
Less:
Accounts payable and other	(1,391)										(385)
Non-recourse borrowings	(4,902)										(1,130)
Deferred income tax liabilities	(59)										(1,020)
Non-controlling interests	(830)										(1,417)
Total liabilities	(7,182)										(3,952)
Net assets acquired	1,528										2,897
Consideration	1,528										2,897
Renewable Power | TerraForm Power
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	149
Accounts receivable and other	707
Inventory	0
Equity accounted investments	0
Investment properties	0
Property, plant and equipment	5,678
Intangible assets	0
Goodwill	0
Deferred income tax assets	0
Total assets	6,534
Less:
Accounts payable and other	(1,239)
Non-recourse borrowings	(3,714)
Deferred income tax liabilities	(33)
Non-controlling interests	(829)
Total liabilities	(5,815)
Net assets acquired	719
Consideration					$ 719
Renewable Power | TerraForm Global
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	611
Accounts receivable and other	266
Inventory	0
Equity accounted investments	0
Investment properties	0
Property, plant and equipment	1,208
Intangible assets	0
Goodwill	0
Deferred income tax assets	18
Total assets	2,103
Less:
Accounts payable and other	(142)
Non-recourse borrowings	(1,188)
Deferred income tax liabilities	(15)
Non-controlling interests	(1)
Total liabilities	(1,346)
Net assets acquired	757
Consideration		$ 757
Renewable Power | Isagen
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents											113
Accounts receivable and other											174
Inventory											15
Equity accounted investments											0
Investment properties											0
Property, plant and equipment											4,772
Intangible assets											0
Goodwill	799										799
Deferred income tax assets											0
Total assets											5,873
Less:
Accounts payable and other											(381)
Non-recourse borrowings											(1,130)
Deferred income tax liabilities											(1,019)
Non-controlling interests											(1,417)
Total liabilities											(3,947)
Net assets acquired											1,926
Consideration											1,926
Renewable Power | Holtwood
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents											0
Accounts receivable and other											1
Inventory											0
Equity accounted investments											0
Investment properties											0
Property, plant and equipment											859
Intangible assets											0
Goodwill											0
Deferred income tax assets											0
Total assets											860
Less:
Accounts payable and other											(1)
Non-recourse borrowings											0
Deferred income tax liabilities											0
Non-controlling interests											0
Total liabilities											(1)
Net assets acquired											859
Consideration											859
Private Equity
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	335
Accounts receivable and other	2,393
Inventory	701
Equity accounted investments	231
Investment properties	0
Property, plant and equipment	501
Intangible assets	2,870
Goodwill	342
Deferred income tax assets	59
Total assets	7,432
Less:
Accounts payable and other	(2,109)
Non-recourse borrowings	(1,678)
Deferred income tax liabilities	(806)
Non-controlling interests	(826)
Total liabilities	(5,419)
Net assets acquired	2,013
Consideration	2,006
Private Equity | BRK
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	296
Accounts receivable and other	1,043
Inventory	10
Equity accounted investments	109
Investment properties	0
Property, plant and equipment	200
Intangible assets	2,467
Deferred income tax assets	50
Total assets	4,192
Less:
Accounts payable and other	(227)
Non-recourse borrowings	(1,468)
Deferred income tax liabilities	(746)
Non-controlling interests	(745)
Total liabilities	(3,186)
Net assets acquired	1,006
Consideration								$ 1,006
Private Equity | Greenergy
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	28
Accounts receivable and other	1,290
Inventory	650
Equity accounted investments	114
Investment properties	0
Property, plant and equipment	154
Intangible assets	212
Deferred income tax assets	9
Total assets	2,549
Less:
Accounts payable and other	(1,744)
Non-recourse borrowings	(210)
Deferred income tax liabilities	(52)
Non-controlling interests	(81)
Total liabilities	(2,087)
Net assets acquired	462
Consideration						$ 462
Infrastructure
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	89
Accounts receivable and other	345
Inventory	0
Equity accounted investments	0
Investment properties	0
Property, plant and equipment	100
Intangible assets	5,515
Goodwill	815
Deferred income tax assets	0
Total assets	6,864
Less:
Accounts payable and other	(222)
Non-recourse borrowings	(30)
Deferred income tax liabilities	(957)
Non-controlling interests	(477)
Total liabilities	(1,686)
Net assets acquired	5,178
Consideration	5,178
Infrastructure | NTS
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	89
Accounts receivable and other	317
Inventory	0
Equity accounted investments	0
Investment properties	0
Property, plant and equipment	0
Intangible assets	5,515
Deferred income tax assets	0
Total assets	6,725
Less:
Accounts payable and other	(202)
Non-recourse borrowings	0
Deferred income tax liabilities	(946)
Non-controlling interests	(477)
Total liabilities	(1,625)
Net assets acquired	5,100
Consideration									$ 5,100
Infrastructure | Rutas
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents											115
Accounts receivable and other											121
Inventory											0
Equity accounted investments											0
Investment properties											0
Property, plant and equipment											6
Intangible assets											973
Goodwill											139
Deferred income tax assets											0
Total assets											1,354
Less:
Accounts payable and other											(7)
Non-recourse borrowings											(441)
Deferred income tax liabilities											(153)
Non-controlling interests											(626)
Total liabilities											(1,227)
Net assets acquired											127
Consideration											127
Infrastructure | Niska
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents											15
Accounts receivable and other											99
Inventory											39
Equity accounted investments											0
Investment properties											0
Property, plant and equipment											825
Intangible assets											0
Goodwill											82
Deferred income tax assets											0
Total assets											1,060
Less:
Accounts payable and other											(71)
Non-recourse borrowings											(337)
Deferred income tax liabilities											(77)
Non-controlling interests											(348)
Total liabilities											(833)
Net assets acquired											227
Consideration											227
Infrastructure | Linx
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents											12
Accounts receivable and other											232
Inventory											0
Equity accounted investments											115
Investment properties											0
Property, plant and equipment											229
Intangible assets											69
Goodwill											210
Deferred income tax assets											0
Total assets											867
Less:
Accounts payable and other											(148)
Non-recourse borrowings											(181)
Deferred income tax liabilities											(33)
Non-controlling interests											(360)
Total liabilities											(722)
Net assets acquired											145
Consideration											145
Real Estate
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents											119
Accounts receivable and other											155
Inventory											10
Equity accounted investments											0
Investment properties											9,234
Property, plant and equipment											652
Intangible assets											2
Goodwill											17
Deferred income tax assets											2
Total assets											10,191
Less:
Accounts payable and other											(413)
Non-recourse borrowings											(2,859)
Deferred income tax liabilities											(35)
Non-controlling interests											(33)
Total liabilities											(3,340)
Net assets acquired											6,851
Consideration											6,824
Real Estate | Manufactured housing
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	16
Accounts receivable and other	79
Inventory	0
Equity accounted investments	0
Investment properties	2,107
Property, plant and equipment	0
Intangible assets	0
Goodwill	0
Deferred income tax assets	0
Total assets	2,202
Less:
Accounts payable and other	(36)
Non-recourse borrowings	(1,261)
Deferred income tax liabilities	0
Non-controlling interests	(30)
Total liabilities	(1,327)
Net assets acquired	875
Consideration							$ 768
Real Estate | Houston Center
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	0
Accounts receivable and other	22
Inventory	0
Equity accounted investments	0
Investment properties	825
Property, plant and equipment	0
Intangible assets	0
Goodwill	0
Deferred income tax assets	0
Total assets	847
Less:
Accounts payable and other	(28)
Non-recourse borrowings	0
Deferred income tax liabilities	0
Non-controlling interests	0
Total liabilities	(28)
Net assets acquired	819
Consideration				$ 819
Real Estate | Mumbai Office Portfolio
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	11
Accounts receivable and other	12
Inventory	0
Equity accounted investments	0
Investment properties	679
Property, plant and equipment	0
Intangible assets	0
Goodwill	0
Deferred income tax assets	0
Total assets	702
Less:
Accounts payable and other	(44)
Non-recourse borrowings	(511)
Deferred income tax liabilities	(45)
Non-controlling interests	0
Total liabilities	(600)
Net assets acquired	$ 102
Consideration			$ 102
Real Estate | Rouse
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents											32
Accounts receivable and other											94
Inventory											0
Equity accounted investments											0
Investment properties											3,010
Property, plant and equipment											13
Intangible assets											0
Goodwill											0
Deferred income tax assets											0
Total assets											3,149
Less:
Accounts payable and other											(231)
Non-recourse borrowings											(1,840)
Deferred income tax liabilities											0
Non-controlling interests											(15)
Total liabilities											(2,086)
Net assets acquired											1,063
Consideration											1,063
Real Estate | IFC Seoul
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents											25
Accounts receivable and other											13
Inventory											0
Equity accounted investments											0
Investment properties											1,911
Property, plant and equipment											303
Intangible assets											2
Goodwill											0
Deferred income tax assets											2
Total assets											2,256
Less:
Accounts payable and other											(107)
Non-recourse borrowings											0
Deferred income tax liabilities											(35)
Non-controlling interests											0
Total liabilities											(142)
Net assets acquired											2,114
Consideration											2,114
Real Estate | Simply Storage
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents											16
Accounts receivable and other											28
Inventory											2
Equity accounted investments											0
Investment properties											1,044
Property, plant and equipment											0
Intangible assets											0
Goodwill											0
Deferred income tax assets											0
Total assets											1,090
Less:
Accounts payable and other											(12)
Non-recourse borrowings											(592)
Deferred income tax liabilities											0
Non-controlling interests											(15)
Total liabilities											(619)
Net assets acquired											471
Consideration											471
Real Estate | City Point
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents											1
Accounts receivable and other											5
Inventory											0
Equity accounted investments											0
Investment properties											742
Property, plant and equipment											0
Intangible assets											0
Goodwill											12
Deferred income tax assets											0
Total assets											760
Less:
Accounts payable and other											(6)
Non-recourse borrowings											0
Deferred income tax liabilities											0
Non-controlling interests											0
Total liabilities											(6)
Net assets acquired											754
Consideration											754
Real Estate | Student housing
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents											33
Accounts receivable and other											3
Inventory											0
Equity accounted investments											0
Investment properties											608
Property, plant and equipment											0
Intangible assets											1
Goodwill											5
Deferred income tax assets											0
Total assets											650
Less:
Accounts payable and other											(49)
Non-recourse borrowings											(202)
Deferred income tax liabilities											0
Non-controlling interests											(2)
Total liabilities											(253)
Net assets acquired											397
Consideration											$ 397